4. MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Marketable Securities
Schedule of marketable securities
			Average interest rate (p.a.)
	WATM (1)	Currency		12.31.19	12.31.18
Fair value through other comprehensive income
Credit linked note	3.40	USD	3.85%	19,285	16,398
Stocks	-	R$ and HKD	-	26,678	139,469
				45,963	155,867
Fair value through profit and loss
Financial treasury bills	3.40	R$	4.40%	396,994	295,699
Investment funds - FIDC BRF	3.96	R$	-	14,891	14,699
Investment funds	0.17	ARS	-	1,903	-
				413,788	310,398
Amortized cost
Sovereign bonds and others (2)	3.33	AOA	3.82%	265,783	331,395
				725,534	797,660

Current				418,182	507,035
Non-current (3)				307,352	290,625

(1)          Weighted average maturity in years.

(2)          On December 31, 2019 it’s comprised of Financial Treasury Bills (“LFT”) remunerated at the rate of the Special System for Settlement and Custody (“SELIC”) and securities of the Angola Government denominated in Kwanzas.

(3)          Maturity is September 01, 2025.